Income Taxes (Details) - USD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Current
Federal
State
Current income tax expense (benefit)
Deferred
Federal
State
Deferred income tax expense (benefit)
Total income tax provision (benefit)